SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 11:-      SUBSEQUENT EVENTS

In July 2015, the Company secured a short-term line of credit in the amount of $5,000 from an Israeli bank. To secure the credit line, the Company granted the bank a first priority floating charge on all of its assets (the agreements relating to such charges, being referred to as the “Security Agreements”). The Security Agreements contain various restrictive covenants, including limitations on the Company's ability to pledge additional assets, enter into affiliated party transactions, pay dividends or repurchase its shares, and subject to specified exceptions, a negative pledge on the assets of some of its subsidiaries.